Segments and Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 28,932	$ 27,427	$ 25,599
Gross profit	6,345	5,315	5,137
Assets related to segment	21,407	18,144	4,912
Operating Segments [Member] | RFID and Mobile Solutions (BOS-Dimex) [Member]
Segment Reporting Information [Line Items]
Revenues	13,666	12,197	9,270
Gross profit	3,623	2,888	2,608
Assets related to segment	5,456	5,308	4,753
Operating Segments [Member] | Supply Chain Solutions (BOS-Odem) [Member]
Segment Reporting Information [Line Items]
Revenues	15,495	15,291	16,336
Gross profit	2,722	2,427	2,529
Assets related to segment	229	120	159
Operating Segments [Member] | Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	(229)	(61)	(7)
Gross profit
Assets related to segment